Shareholder Report	6 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALPS ETF TRUST
Entity Central Index Key	0001414040
Document Period End Date	May 31, 2024
Alerian MLP ETF
Shareholder Report [Line Items]
Fund Name	Alerian MLP ETF
Class Name	Alerian MLP ETF
Trading Symbol	AMLP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Alerian MLP ETF (the "Fund" or "AMLP") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alpsfunds.com/exchange-traded-funds/amlp. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	www.alpsfunds.com/exchange-traded-funds/amlp
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian MLP ETF	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Management's Discussion of Fund Performance

The Alerian MLP ETF delivered a total return of 8.14% (8.00% NAV) for the six-month period ended May 31, 2024. This compares to the Fund's Underlying Index, which increased 5.86% on a price-return basis and 9.94% on a total-return basis. The difference in performance between the Fund and its Underlying Index is primarily attributable to the Fund's operating expenses and the tax impact of the Fund's C-Corporation structure, including the accrual of approximately $143.1 million in income tax expense during the period.

Pipeline Transportation | Petroleum was the best-performing subsector and included NuStar Energy, which was acquired during the period after receiving a buyout offer at a 32% premium to its prior closing price. Gathering & Processing and Pipeline Transportation | Natural Gas also performed well.

Liquefaction, which only includes Cheniere Energy Partner (CQP), was the worst-performing subsector as global prices for liquefied natural gas remained weak and CQP lowered the variable component of its distribution.

AMLP: Index Performance Attribution for Six Months Ended May 31, 2024
Compression	0.10%
Gathering & Processing	3.27%
Liquefaction	-1.22%
Marketing & Distribution	0.59%
Pipeline Transportation | Natural Gas	3.24%
Pipeline Transportation | Petroleum	3.95%
TOTAL	9.94%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (08/24/2010)
Alerian MLP ETF - NAV	8.00%	32.68%	8.23%	1.43%	4.22%
Alerian MLP ETF - Market Price*	8.14%	32.86%	8.28%	1.44%	4.22%
Alerian MLP Infrastructure Index	9.94%	33.99%	10.69%	2.05%	6.59%
Alerian MLP Index	10.24%	35.39%	11.78%	2.17%	6.52%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.36%	14.45%

Performance Inception Date	Aug. 24, 2010
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 8,407,093,414
Holdings Count | shares	15
Advisory Fees Paid, Amount	$ 33,501,399
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$8,407,093,414
Number of Portfolio Holdings	15
Portfolio Turnover Rate# (%)	16%
Total Advisory Fees Paid# ($)	$33,501,399

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Western Midstream Partners LP	13.09%
Energy Transfer LP	12.48%
Enterprise Products Partners LP	12.27%
Plains All American Pipeline LP	12.23%
MPLX LP	12.12%
Sunoco LP	10.56%
EnLink Midstream LLC	6.31%
Hess Midstream LP	5.59%
Cheniere Energy Partners LP	3.95%
USA Compression Partners LP	2.80%
Total % of Top 10 Holding	91.40%
Sector Allocation**

Pipeline Transportation | Petroleum	27.79%
Gathering + Processing	24.99%
Pipeline Transportation | Natural Gas	24.75%
Marketing & Distribution	15.67%
Liquefaction	3.95%
Compression	2.80%
Money Market Fund	0.05%
Total	100.00%

#	During the period.

**	% of Total Investments

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Western Midstream Partners LP	13.09%
Energy Transfer LP	12.48%
Enterprise Products Partners LP	12.27%
Plains All American Pipeline LP	12.23%
MPLX LP	12.12%
Sunoco LP	10.56%
EnLink Midstream LLC	6.31%
Hess Midstream LP	5.59%
Cheniere Energy Partners LP	3.95%
USA Compression Partners LP	2.80%
Total % of Top 10 Holding	91.40%

Alerian Energy Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Alerian Energy Infrastructure ETF
Class Name	Alerian Energy Infrastructure ETF
Trading Symbol	ENFR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Alerian Energy Infrastructure ETF (the "Fund" or "ENFR") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/enfr. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/enfr
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Alerian Energy Infrastructure ETF	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Management's Discussion of Fund Performance

The Alerian Energy Infrastructure ETF delivered a total return of 14.38% (14.39% NAV) for the six-month period ended May 31, 2024. This compares to the Fund's Underlying Index, which increased 11.27% on a price-return basis and 14.79% on a total-return basis.

Oil prices gained modestly and natural gas prices fell during the period.

The best-performing subsector in the portfolio was Gathering & Processing, which includes companies that transport hydrocarbons from wells to central facilities and process natural gas. This subsector includes Equitrans Midstream (ETRN), which received a buyout offer in March at an 18% premium to its prior close.

Pipeline Transportation | Natural Gas also saw strong performance. US natural gas prices improved materially between mid-March and the end of May. Companies expect artificial intelligence and related data centers to drive incremental natural gas demand in the US, adding to a positive long-term demand picture for the commodity and related infrastructure.

Liquefaction was the worst-performing subsector as global prices for liquefied natural gas remained weak.

ENFR: Index Performance Attribution for Six Months Ended May 31, 2024
Gathering & Processing	6.02%
Liquefaction	-0.71%
Pipeline Transportation | Natural Gas	5.83%
Pipeline Transportation | Petroleum	3.30%
Storage	0.34%
TOTAL	14.78%
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (10/31/2013)
Alerian Energy Infrastructure ETF - NAV	14.39%	34.15%	11.21%	4.04%	5.15%
Alerian Energy Infrastructure ETF - Market Price*	14.38%	34.40%	11.24%	4.04%	5.16%
Alerian Midstream Energy Select Index	14.79%	35.06%	12.11%	4.89%	6.03%
Alerian MLP Index	10.24%	35.39%	11.78%	2.17%	3.20%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.36%	12.72%

Performance Inception Date	Oct. 31, 2013
No Deduction of Taxes [Text Block]	The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.
Net Assets	$ 145,168,882
Holdings Count | shares	26
Advisory Fees Paid, Amount	$ 236,306
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$145,168,882
Number of Portfolio Holdings	26
Portfolio Turnover Rate# (%)	13%
Total Advisory Fees Paid# ($)	$236,306

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Energy Transfer LP	9.46%
Enbridge, Inc.	8.40%
Enterprise Products Partners LP	8.27%
The Williams Cos., Inc.	5.49%
Targa Resources Corp.	5.36%
Equitrans Midstream Corp.	5.21%
Kinder Morgan, Inc.	5.18%
Plains GP Holdings LP	4.89%
Pembina Pipeline Corp.	4.87%
Cheniere Energy, Inc.	4.86%
Total % of Top 10 Holdings	61.99%
Sector Allocation**

Pipeline Transportation | Natural Gas	37.48%
Gathering + Processing	35.30%
Pipeline Transportation | Petroleum	18.50%
Liquefaction	5.72%
Storage	2.11%
Exchange Traded Fund	0.67%
Money Market Fund	0.22%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Energy Transfer LP	9.46%
Enbridge, Inc.	8.40%
Enterprise Products Partners LP	8.27%
The Williams Cos., Inc.	5.49%
Targa Resources Corp.	5.36%
Equitrans Midstream Corp.	5.21%
Kinder Morgan, Inc.	5.18%
Plains GP Holdings LP	4.89%
Pembina Pipeline Corp.	4.87%
Cheniere Energy, Inc.	4.86%
Total % of Top 10 Holdings	61.99%

ALPS Active Equity Opportunity ETF
Shareholder Report [Line Items]
Fund Name	ALPS Active Equity Opportunity ETF (formerly, the RiverFront Dynamic US Flex-Cap ETF)
Class Name	ALPS Active Equity Opportunity ETF (formerly, the RiverFront Dynamic US Flex-Cap ETF)
Trading Symbol	RFFC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Active Equity Opportunity ETF (formerly, the RiverFront Dynamic US Flex-Cap ETF) (the "Fund" or "RFFC") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rffc. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/rffc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active Equity Opportunity ETF	$26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception^ (06/06/2016)
ALPS Active Equity Opportunity ETF - NAV	17.45%	27.89%	12.75%	11.16%
ALPS Active Equity Opportunity ETF - Market Price*	17.53%	27.95%	12.76%	11.16%
S&P Composite 1500® Index	16.36%	27.86%	15.45%	13.86%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	13.90%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 21,191,430
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 56,897
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$21,191,430
Number of Portfolio Holdings	62
Portfolio Turnover Rate# (%)	17%
Total Advisory Fees Paid# ($)	$56,897

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**^

NVIDIA Corp.	5.81%
Microsoft Corp.	4.30%
Apple, Inc.	4.01%
Alphabet, Inc.	3.29%
JPMorgan Chase & Co.	3.27%
Amazon.com, Inc.	3.05%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.25%
UnitedHealth Group, Inc.	2.24%
ConocoPhillips	2.21%
Walmart, Inc.	2.12%
Total % of Top 10 Holdings	32.55%
Sector Allocation**

Information Technology	25.98%
Financials	12.93%
Health Care	11.74%
Industrials	11.08%
Consumer Discretionary	10.03%
Communication Services	8.05%
Consumer Staples	5.87%
Energy	5.57%
Materials	2.65%
Real Estate	1.90%
Utilities	1.40%
Money Market Fund	2.80%
Total	100.00%

#	During the period.

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

^	Excludes Money Market Fund

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**^

NVIDIA Corp.	5.81%
Microsoft Corp.	4.30%
Apple, Inc.	4.01%
Alphabet, Inc.	3.29%
JPMorgan Chase & Co.	3.27%
Amazon.com, Inc.	3.05%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.25%
UnitedHealth Group, Inc.	2.24%
ConocoPhillips	2.21%
Walmart, Inc.	2.12%
Total % of Top 10 Holdings	32.55%

ALPS Active REIT ETF
Shareholder Report [Line Items]
Fund Name	ALPS Active REIT ETF
Class Name	ALPS Active REIT ETF
Trading Symbol	REIT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Active REIT ETF (the "Fund" or "REIT") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/reit. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/reit
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Active REIT ETF	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	3 Year	Since Inception (02/25/2021)
ALPS Active REIT ETF - NAV	5.77%	9.33%	0.50%	4.14%
ALPS Active REIT ETF - Market Price*	5.85%	9.46%	0.56%	4.18%
S&P United States REIT Index	6.40%	9.81%	0.19%	3.80%
Bloomberg US 1000 Index‡	16.03%	28.05%	8.35%	10.62%

Performance Inception Date	Feb. 25, 2021
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 25,450,951
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 76,075
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets	$25,450,951
Number of Portfolio Holdings	29
Portfolio Turnover Rate# (%)	53%
Total Advisory Fees Paid# ($)	$76,075

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Equinix, Inc.	8.82%
VICI Properties, Inc.	6.44%
AvalonBay Communities, Inc.	5.92%
Public Storage	5.78%
Simon Property Group, Inc.	5.07%
Welltower, Inc.	4.98%
Invitation Homes, Inc.	4.95%
Prologis, Inc.	4.01%
LXP Industrial Trust	3.82%
Healthpeak Properties, Inc.	3.64%
Total % of Top 10 Holdings	53.43%
Sector Allocation**

Specialized REITs	29.79%
Residential REITs	16.87%
Retail REITs	16.83%
Industrial REITs	12.94%
Health Care REITs	10.74%
Financial	7.25%
Office REITs	3.71%
Money Market Fund	1.87%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Equinix, Inc.	8.82%
VICI Properties, Inc.	6.44%
AvalonBay Communities, Inc.	5.92%
Public Storage	5.78%
Simon Property Group, Inc.	5.07%
Welltower, Inc.	4.98%
Invitation Homes, Inc.	4.95%
Prologis, Inc.	4.01%
LXP Industrial Trust	3.82%
Healthpeak Properties, Inc.	3.64%
Total % of Top 10 Holdings	53.43%

Alps Equal Sector Weight ETF
Shareholder Report [Line Items]
Fund Name	ALPS Equal Sector Weight ETF
Class Name	ALPS Equal Sector Weight ETF
Trading Symbol	EQL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Equal Sector Weight ETF (the "Fund" or "EQL") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/eql. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/eql
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Equal Sector Weight ETF	$9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (07/07/2009)
ALPS Equal Sector Weight ETF - NAV	12.76%	22.22%	13.32%	10.55%	13.27%
ALPS Equal Sector Weight ETF - Market Price*	12.78%	22.19%	13.31%	10.55%	13.28%
NYSE® Equal Sector Weight Index	12.86%	22.37%	13.49%	10.73%	13.52%
S&P 500® Index‡	16.36%	28.19%	15.80%	12.69%	14.82%

Performance Inception Date	Jul. 07, 2009
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 344,428,131
Holdings Count | shares	12
Advisory Fees Paid, Amount	$ 267,507
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$344,428,131
Number of Portfolio Holdings	12
Portfolio Turnover Rate# (%)	4%
Total Advisory Fees Paid# ($)	$267,507

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Utilities Select Sector SPDR Fund	10.18%
Communication Services Select Sector SPDR Fund	9.33%
Consumer Staples Select Sector SPDR Fund	9.10%
Technology Select Sector SPDR Fund	9.08%
Financial Select Sector SPDR Fund	9.07%
Energy Select Sector SPDR Fund	9.04%
Industrial Select Sector SPDR Fund	8.99%
Materials Select Sector SPDR Fund	8.96%
Health Care Select Sector SPDR Fund	8.78%
Consumer Discretionary Select Sector SPDR Fund	8.78%
Total % of Top 10 Holdings	91.31%
Sector Allocation**

Utilities	10.18%
Communication Services	9.33%
Consumer Staples	9.10%
Technology	9.08%
Financials	9.07%
Energy	9.04%
Industrials	8.99%
Materials	8.96%
Healthcare	8.78%
Consumer Discretionary	8.78%
Real Estate	8.66%
Money Market Fund	0.03%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Utilities Select Sector SPDR Fund	10.18%
Communication Services Select Sector SPDR Fund	9.33%
Consumer Staples Select Sector SPDR Fund	9.10%
Technology Select Sector SPDR Fund	9.08%
Financial Select Sector SPDR Fund	9.07%
Energy Select Sector SPDR Fund	9.04%
Industrial Select Sector SPDR Fund	8.99%
Materials Select Sector SPDR Fund	8.96%
Health Care Select Sector SPDR Fund	8.78%
Consumer Discretionary Select Sector SPDR Fund	8.78%
Total % of Top 10 Holdings	91.31%

ALPS Intermediate Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	ALPS Intermediate Municipal Bond ETF
Class Name	ALPS Intermediate Municipal Bond ETF
Trading Symbol	MNBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Intermediate Municipal Bond ETF (the "Fund" or "MNBD") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/mnbd. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/mnbd
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Intermediate Municipal Bond ETF	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	Since Inception (05/19/2022)
ALPS Intermediate Municipal Bond ETF - NAV	1.27%	3.85%	4.19%
ALPS Intermediate Municipal Bond ETF - Market Price*	1.47%	3.72%	4.41%
Bloomberg Municipal Bond 1-15 Year Blend Index	-0.04%	2.15%	2.83%
Bloomberg Municipal Bond Index‡	0.37%	2.67%	3.20%

Performance Inception Date	May 19, 2022
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 32,199,339
Holdings Count | shares	110
Advisory Fees Paid, Amount	$ 79,065
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$32,199,339
Number of Portfolio Holdings	110
Portfolio Turnover Rate# (%)	44%
Total Advisory Fees Paid# ($)	$79,065

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Port Authority of New York & New Jersey	3.61%
New Jersey Transportation Trust Fund Authority	3.19%
Tennessee Housing Development Agency	3.09%
South Dakota Housing Development Authority	2.94%
Ohio Housing Finance Agency	2.90%
North Carolina Housing Finance Agency	2.52%
Central Plains Energy Project	2.36%
Salt Verde Financial Corp.	2.19%
Development Authority of Burke County	2.01%
San Mateo Union High School District	1.64%
Total % of Top 10 Holdings	26.45%
Sector Allocation**

Revenue Bonds	83.99%
General Obligation Bonds	16.01%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Port Authority of New York & New Jersey	3.61%
New Jersey Transportation Trust Fund Authority	3.19%
Tennessee Housing Development Agency	3.09%
South Dakota Housing Development Authority	2.94%
Ohio Housing Finance Agency	2.90%
North Carolina Housing Finance Agency	2.52%
Central Plains Energy Project	2.36%
Salt Verde Financial Corp.	2.19%
Development Authority of Burke County	2.01%
San Mateo Union High School District	1.64%
Total % of Top 10 Holdings	26.45%

ALPS Clean Energy ETF
Shareholder Report [Line Items]
Fund Name	ALPS Clean Energy ETF
Class Name	ALPS Clean Energy ETF
Trading Symbol	ACES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Clean Energy ETF (the "Fund" or "ACES") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/aces. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/aces
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Clean Energy ETF	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (06/28/2018)
ALPS Clean Energy ETF - NAV	1.22%	-26.45%	4.36%	5.18%
ALPS Clean Energy ETF - Market Price*	1.29%	-26.41%	4.41%	5.19%
CIBC Atlas Clean Energy Index	0.82%	-26.87%	4.44%	5.44%
S&P 1000® Index	16.46%	24.25%	11.62%	8.26%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	13.34%

Performance Inception Date	Jun. 28, 2018
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 220,213,842
Holdings Count | shares	41
Advisory Fees Paid, Amount	$ 663,146
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$220,213,842
Number of Portfolio Holdings	41
Portfolio Turnover Rate# (%)	18%
Total Advisory Fees Paid# ($)	$663,146

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

First Solar, Inc.	8.30%
Brookfield Renewable Partners LP	5.89%
Itron, Inc.	5.16%
Enphase Energy, Inc.	4.76%
Rivian Automotive, Inc.	4.64%
Northland Power, Inc.	4.64%
NEXTracker, Inc.	4.64%
Darling Ingredients, Inc.	4.46%
Tesla, Inc.	4.24%
Ormat Technologies, Inc.	4.15%
Total % of Top 10 Holdings	50.88%
Clean Energy Segment Allocation**

Solar	29.64%
Electric Vehicles	24.13%
Wind	14.35%
Bioenergy	10.18%
Hydro/Geothermal	10.04%
Energy Management & Storage	7.70%
Fuel Cell/Hydrogen	3.92%
Money Market Fund	0.04%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

First Solar, Inc.	8.30%
Brookfield Renewable Partners LP	5.89%
Itron, Inc.	5.16%
Enphase Energy, Inc.	4.76%
Rivian Automotive, Inc.	4.64%
Northland Power, Inc.	4.64%
NEXTracker, Inc.	4.64%
Darling Ingredients, Inc.	4.46%
Tesla, Inc.	4.24%
Ormat Technologies, Inc.	4.15%
Total % of Top 10 Holdings	50.88%

ALPS Disruptive Technologies ETF
Shareholder Report [Line Items]
Fund Name	ALPS Disruptive Technologies ETF
Class Name	ALPS Disruptive Technologies ETF
Trading Symbol	DTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Disruptive Technologies ETF (the "Fund" or "DTEC") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/dtec. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/dtec
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Disruptive Technologies ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (12/28/2017)
ALPS Disruptive Technologies ETF - NAV	7.31%	10.03%	8.01%	8.30%
ALPS Disruptive Technologies ETF - Market Price*	7.58%	10.08%	8.03%	8.31%
Indxx Disruptive Technologies Index	7.33%	10.38%	8.38%	8.62%
Morningstar Global Markets Index‡	13.93%	23.13%	11.24%	8.35%

Performance Inception Date	Dec. 28, 2017
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 96,720,036
Holdings Count | shares	96
Advisory Fees Paid, Amount	$ 254,433
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$96,720,036
Number of Portfolio Holdings	96
Portfolio Turnover Rate# (%)	15%
Total Advisory Fees Paid# ($)	$254,433

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

First Solar, Inc.	1.79%
SenseTime Group, Inc.	1.68%
PROCEPT BioRobotics Corp.	1.42%
China Longyuan Power Group Corp., Ltd.	1.32%
Boston Scientific Corp.	1.31%
Goldwind Science & Technology Co., Ltd.	1.30%
Shanghai MicroPort MedBot Group Co., Ltd.	1.30%
ResMed, Inc.	1.25%
Sensata Technologies Holding PLC	1.24%
Netflix, Inc.	1.24%
Total % of Top 10 Holdings	13.85%
Thematic Allocation**

Clean Energy & Smart Grid	11.54%
Robotics & Artificial Intelligence	11.25%
Healthcare Innovation	10.55%
Internet of Things	10.41%
Cybersecurity	9.64%
Data & Analytics	9.54%
FinTech	9.29%
Cloud Computing	9.12%
3D Printing	8.96%
Mobile Payments	8.47%
Consumer, Non-cyclical	0.97%
Money Market Fund	0.26%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

First Solar, Inc.	1.79%
SenseTime Group, Inc.	1.68%
PROCEPT BioRobotics Corp.	1.42%
China Longyuan Power Group Corp., Ltd.	1.32%
Boston Scientific Corp.	1.31%
Goldwind Science & Technology Co., Ltd.	1.30%
Shanghai MicroPort MedBot Group Co., Ltd.	1.30%
ResMed, Inc.	1.25%
Sensata Technologies Holding PLC	1.24%
Netflix, Inc.	1.24%
Total % of Top 10 Holdings	13.85%

ALPS Global Travel Beneficiaries ETF
Shareholder Report [Line Items]
Fund Name	ALPS Global Travel Beneficiaries ETF
Class Name	ALPS Global Travel Beneficiaries ETF
Trading Symbol	JRNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Global Travel Beneficiaries ETF (the "Fund" or "JRNY") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/jrny. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/jrny
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Global Travel Beneficiaries ETF	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	Since Inception (09/08/2021)
ALPS Global Travel Beneficiaries ETF - NAV	10.20%	12.17%	-0.63%
ALPS Global Travel Beneficiaries ETF - Market Price*	10.37%	12.40%	-0.54%
S-Network Global Travel Index	10.43%	12.71%	-0.14%
Morningstar Global Markets Index‡	13.93%	23.13%	3.34%

Performance Inception Date	Sep. 08, 2021
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 6,082,292
Holdings Count | shares	77
Advisory Fees Paid, Amount	$ 20,988
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$6,082,292
Number of Portfolio Holdings	77
Portfolio Turnover Rate# (%)	17%
Total Advisory Fees Paid# ($)	$20,988

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Booking Holdings, Inc.	5.09%
American Express Co.	5.03%
Hilton Worldwide Holdings, Inc.	4.58%
Walt Disney Co.	4.41%
Marriott International, Inc.	4.38%
Airbnb, Inc.	4.15%
LVMH Moet Hennessy Louis Vuitton SE	4.05%
Estee Lauder Cos., Inc.	3.87%
Uber Technologies, Inc.	3.80%
Delta Air Lines, Inc.	3.80%
Total % of Top 10 Holdings	43.16%
Thematic Allocation**

Hotels, Casinos & Cruise Lines	33.05%
Global Travel Beneficiaries	28.74%
Airlines & Airport Services	17.86%
Booking & Rental Agencies	16.59%
Specialized REITs	2.04%
Hotel & Resort REITs	1.40%
Money Market Fund	0.32%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Booking Holdings, Inc.	5.09%
American Express Co.	5.03%
Hilton Worldwide Holdings, Inc.	4.58%
Walt Disney Co.	4.41%
Marriott International, Inc.	4.38%
Airbnb, Inc.	4.15%
LVMH Moet Hennessy Louis Vuitton SE	4.05%
Estee Lauder Cos., Inc.	3.87%
Uber Technologies, Inc.	3.80%
Delta Air Lines, Inc.	3.80%
Total % of Top 10 Holdings	43.16%

ALPS Medical Breakthroughs ETF
Shareholder Report [Line Items]
Fund Name	ALPS Medical Breakthroughs ETF
Class Name	ALPS Medical Breakthroughs ETF
Trading Symbol	SBIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Medical Breakthroughs ETF (the "Fund" or "SBIO") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sbio. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/sbio
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Medical Breakthroughs ETF	$28	0.50%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (12/30/2014)
ALPS Medical Breakthroughs ETF - NAV	26.71%	5.76%	0.67%	3.79%
ALPS Medical Breakthroughs ETF - Market Price*	27.30%	6.24%	0.73%	3.83%
S-Network® Medical Breakthrough Index	26.94%	6.08%	1.07%	4.17%
NASDAQ Biotechnology Index	14.11%	8.95%	7.78%	4.11%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.15%

Performance Inception Date	Dec. 30, 2014
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 104,163,663
Holdings Count | shares	90
Advisory Fees Paid, Amount	$ 264,134
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$104,163,663
Number of Portfolio Holdings	90
Portfolio Turnover Rate# (%)	35%
Total Advisory Fees Paid# ($)	$264,134

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Vaxcyte, Inc.	5.18%
Cerevel Therapeutics Holdings, Inc.	5.04%
Viking Therapeutics, Inc.	4.45%
REVOLUTION Medicines, Inc.	4.30%
Summit Therapeutics, Inc.	4.14%
Alkermes PLC	2.66%
Axsome Therapeutics, Inc.	2.37%
Crinetics Pharmaceuticals, Inc.	2.36%
Corcept Therapeutics, Inc.	2.13%
Merus NV	2.10%
Total % of Top 10 Holdings	34.73%
Sector Allocation**

Biotechnology	87.31%
Pharmaceuticals	11.36%
Health Care Providers & Services	1.11%
Money Market Fund	0.22%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Vaxcyte, Inc.	5.18%
Cerevel Therapeutics Holdings, Inc.	5.04%
Viking Therapeutics, Inc.	4.45%
REVOLUTION Medicines, Inc.	4.30%
Summit Therapeutics, Inc.	4.14%
Alkermes PLC	2.66%
Axsome Therapeutics, Inc.	2.37%
Crinetics Pharmaceuticals, Inc.	2.36%
Corcept Therapeutics, Inc.	2.13%
Merus NV	2.10%
Total % of Top 10 Holdings	34.73%

ALPS Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name	ALPS Sector Dividend Dogs ETF
Class Name	ALPS Sector Dividend Dogs ETF
Trading Symbol	SDOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Sector Dividend Dogs ETF (the "Fund" or "SDOG") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/sdog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/sdog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Sector Dividend Dogs ETF	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (06/29/2012)
ALPS Sector Dividend Dogs ETF - NAV	13.54%	19.73%	10.39%	7.93%	10.77%
ALPS Sector Dividend Dogs ETF - Market Price*	13.63%	19.79%	10.42%	7.93%	10.77%
S-Network® Sector Dividend Dogs Index	13.85%	20.09%	10.80%	8.38%	11.24%
S&P 500® Index‡	16.36%	28.19%	15.80%	12.69%	14.19%

Performance Inception Date	Jun. 29, 2012
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 1,155,068,694
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 2,047,145
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$1,155,068,694
Number of Portfolio Holdings	51
Portfolio Turnover Rate# (%)	45%
Total Advisory Fees Paid# ($)	$2,047,145

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

3M Co.	2.47%
International Paper Co.	2.41%
International Flavors & Fragrances, Inc.	2.37%
HP, Inc.	2.30%
RTX Corp.	2.30%
Williams Cos., Inc.	2.23%
Corning, Inc.	2.21%
Texas Instruments, Inc.	2.19%
Dominion Resources, Inc.	2.18%
Edison International	2.15%
Total % of Top 10 Holdings	22.81%
Sector Allocation**

Materials	10.80%
Energy	10.58%
Utilities	10.41%
Industrials	10.39%
Information Technology	10.30%
Financials	9.95%
Consumer Staples	9.77%
Communication Services	9.74%
Consumer Discretionary	9.30%
Health Care	8.59%
Money Market Fund	0.17%
Total	100.00%

#	During the period.

**	% of Total Investments

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

3M Co.	2.47%
International Paper Co.	2.41%
International Flavors & Fragrances, Inc.	2.37%
HP, Inc.	2.30%
RTX Corp.	2.30%
Williams Cos., Inc.	2.23%
Corning, Inc.	2.21%
Texas Instruments, Inc.	2.19%
Dominion Resources, Inc.	2.18%
Edison International	2.15%
Total % of Top 10 Holdings	22.81%

ALPS International Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name	ALPS International Sector Dividend Dogs ETF
Class Name	ALPS International Sector Dividend Dogs ETF
Trading Symbol	IDOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS International Sector Dividend Dogs ETF (the "Fund" or "IDOG") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/idog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/idog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS International Sector Dividend Dogs ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (06/27/2013)
ALPS International Sector Dividend Dogs ETF - NAV	10.52%	21.83%	9.14%	4.26%	6.28%
ALPS International Sector Dividend Dogs ETF - Market Price*	11.02%	22.44%	9.41%	4.27%	6.36%
S-Network® International Sector Dividend Dogs Index	10.79%	22.45%	9.61%	4.66%	6.69%
Morningstar Developed Markets ex-North America Index‡	12.39%	18.09%	7.71%	4.52%	6.11%

Performance Inception Date	Jun. 27, 2013
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 297,404,562
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 658,974
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$297,404,562
Number of Portfolio Holdings	51
Portfolio Turnover Rate# (%)	46%
Total Advisory Fees Paid# ($)	$658,974

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

A P Moller-Maersk A/S	2.50%
Norsk Hydro ASA	2.42%
NatWest Group PLC	2.38%
Fortum Oyj	2.23%
Credit Agricole SA	2.22%
Intesa Sanpaolo SpA	2.21%
OMV AG	2.20%
WPP PLC	2.20%
Imperial Brands PLC	2.18%
Mediobanca Banca di Credito Finanziario SpA	2.15%
Total % of Top 10 Holdings	22.69%
Sector Allocation**

Financials	10.96%
Industrials	10.34%
Communication Services	10.31%
Consumer Staples	10.25%
Materials	10.21%
Utilities	9.90%
Energy	9.72%
Information Technology	9.70%
Health Care	9.51%
Consumer Discretionary	7.35%
Automobiles	1.53%
Money Market Fund	0.22%
Total	100.00%

#	During the period.

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

A P Moller-Maersk A/S	2.50%
Norsk Hydro ASA	2.42%
NatWest Group PLC	2.38%
Fortum Oyj	2.23%
Credit Agricole SA	2.22%
Intesa Sanpaolo SpA	2.21%
OMV AG	2.20%
WPP PLC	2.20%
Imperial Brands PLC	2.18%
Mediobanca Banca di Credito Finanziario SpA	2.15%
Total % of Top 10 Holdings	22.69%

ALPS Emerging Sector Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name	ALPS Emerging Sector Dividend Dogs ETF
Class Name	ALPS Emerging Sector Dividend Dogs ETF
Trading Symbol	EDOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS Emerging Sector Dividend Dogs ETF (the "Fund" or "EDOG") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/edog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/edog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS Emerging Sector Dividend Dogs ETF	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (03/28/2014)
ALPS Emerging Sector Dividend Dogs ETF - NAV	4.14%	10.05%	5.39%	2.04%	2.72%
ALPS Emerging Sector Dividend Dogs ETF - Market Price*	4.43%	9.99%	5.51%	2.00%	2.75%
S-Network® Emerging Sector Dividend Dogs Index	4.96%	10.57%	6.12%	2.85%	3.51%
Morningstar Emerging Markets Index‡	7.83%	13.96%	4.80%	3.54%	4.07%

Performance Inception Date	Mar. 28, 2014
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 26,264,287
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 82,195
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$26,264,287
Number of Portfolio Holdings	53
Portfolio Turnover Rate# (%)	69%
Total Advisory Fees Paid# ($)	$82,195

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Delta Electronics Thailand PCL	3.37%
COSCO SHIPPING Holdings Co., Ltd.	3.01%
Infosys, Ltd.	2.90%
Wipro, Ltd.	2.78%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2.65%
Grupo Mexico SAB de CV	2.47%
China Shenhua Energy Co., Ltd., Class H	2.44%
Cia Sud Americana de Vapores SA	2.41%
Grupo Aeroportuario del Centro Norte SAB de CV	2.40%
CEZ AS	2.29%
Total % of Top 10 Holdings	26.72%
Sector Allocation**

Industrials	12.55%
Energy	10.54%
Utilities	10.25%
Financials	10.17%
Communication Services	9.70%
Health Care	9.47%
Consumer Staples	9.38%
Materials	9.34%
Consumer Discretionary	9.14%
Information Technology	9.05%
Money Market Fund	0.41%
Total	100.00%

#	During the period.

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Delta Electronics Thailand PCL	3.37%
COSCO SHIPPING Holdings Co., Ltd.	3.01%
Infosys, Ltd.	2.90%
Wipro, Ltd.	2.78%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2.65%
Grupo Mexico SAB de CV	2.47%
China Shenhua Energy Co., Ltd., Class H	2.44%
Cia Sud Americana de Vapores SA	2.41%
Grupo Aeroportuario del Centro Norte SAB de CV	2.40%
CEZ AS	2.29%
Total % of Top 10 Holdings	26.72%

ALPS REIT Dividend Dogs ETF
Shareholder Report [Line Items]
Fund Name	ALPS REIT Dividend Dogs ETF
Class Name	ALPS REIT Dividend Dogs ETF
Trading Symbol	RDOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS REIT Dividend Dogs ETF (the "Fund" or "RDOG") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rdog. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/rdog
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS REIT Dividend Dogs ETF	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (05/07/2008)
ALPS REIT Dividend Dogs ETF - NAV	5.60%	14.81%	0.30%	2.74%	2.37%
ALPS REIT Dividend Dogs ETF - Market Price*	5.78%	14.85%	0.29%	2.75%	2.37%
S-Network® REIT Dividend Dogs Index	5.84%	15.27%	-	-	-
S-Network® US Composite REIT Index	4.30%	9.46%	2.96%	-	-
S-Network® REIT Dividend Dogs Index / S&P United States REIT Index**	5.84%	15.27%	1.03%	4.28%	5.00%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.36%	10.76%

Performance Inception Date	May 07, 2008
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 11,891,845
Holdings Count | shares	46
Advisory Fees Paid, Amount	$ 20,822
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$11,891,845
Number of Portfolio Holdings	46
Portfolio Turnover Rate# (%)	53%
Total Advisory Fees Paid# ($)	$20,822

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Braemar Hotels & Resorts, Inc.	3.05%
Medical Properties Trust, Inc.	2.86%
Apartment Income REIT Corp.	2.68%
Healthcare Realty Trust, Inc.	2.66%
NexPoint Residential Trust, Inc.	2.64%
Elme Communities	2.54%
Innovative Industrial Properties, Inc.	2.48%
BRT Apartments Corp.	2.42%
Gladstone Commercial Corp.	2.42%
Armada Hoffler Properties, Inc.	2.38%
Total % of Top 10 Holdings	26.13%
Sector Allocation**

Residential REITs	12.34%
Health Care REITs	12.34%
Diversified REITs	11.77%
Office REITs	11.39%
Retail REITs	10.78%
Hotel & Resort REITs	10.75%
Industrial REITs	10.70%
Technology REITs	10.08%
Specialized REITs	9.53%
Money Market Fund	0.32%
Total	100.00%

#	During the period.

**	% of Total Investments

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Braemar Hotels & Resorts, Inc.	3.05%
Medical Properties Trust, Inc.	2.86%
Apartment Income REIT Corp.	2.68%
Healthcare Realty Trust, Inc.	2.66%
NexPoint Residential Trust, Inc.	2.64%
Elme Communities	2.54%
Innovative Industrial Properties, Inc.	2.48%
BRT Apartments Corp.	2.42%
Gladstone Commercial Corp.	2.42%
Armada Hoffler Properties, Inc.	2.38%
Total % of Top 10 Holdings	26.13%

ALPS | O'Shares U.S. Quality Dividend ETF Shares
Shareholder Report [Line Items]
Fund Name	ALPS | O'Shares U.S. Quality Dividend ETF
Class Name	ALPS | O'Shares U.S. Quality Dividend ETF
Trading Symbol	OUSA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | O'Shares U.S. Quality Dividend ETF (the "Fund" or "OUSA") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousa. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/ousa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Quality Dividend ETF	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (07/13/2015)
ALPS | O'Shares U.S. Quality Dividend ETF - NAV	10.64%	18.97%	10.77%	10.23%
ALPS | O'Shares U.S. Quality Dividend ETF - Market Price*	10.73%	19.04%	10.79%	10.23%
O'Shares U.S. Quality Dividend Index**	10.92%	19.62%	11.33%	10.79%
Morningstar US Large-Mid Cap Broad Value Index	14.33%	23.90%	12.88%	10.68%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.62%

Performance Inception Date	Jul. 13, 2015
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 745,421,146
Holdings Count | shares	101
Advisory Fees Paid, Amount	$ 1,731,417
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$745,421,146
Number of Portfolio Holdings	101
Portfolio Turnover Rate# (%)	0%
Total Advisory Fees Paid# ($)	$1,731,417

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Microsoft Corp.	5.63%
Apple, Inc.	4.84%
JPMorgan Chase & Co.	4.52%
Verizon Communications, Inc.	4.33%
Visa, Inc.	3.91%
Broadcom, Inc.	3.83%
Comcast Corp.	3.79%
Eli Lilly & Co.	3.67%
Mastercard, Inc.	3.22%
Home Depot, Inc.	3.10%
Total % of Top 10 Holdings	40.84%
Sector Allocation**

Information Technology	26.54%
Health Care	18.23%
Financials	13.55%
Industrials	12.45%
Consumer Discretionary	9.37%
Consumer Staples	9.19%
Communication Services	8.12%
Utilities	2.52%
Money Market Fund	0.03%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Microsoft Corp.	5.63%
Apple, Inc.	4.84%
JPMorgan Chase & Co.	4.52%
Verizon Communications, Inc.	4.33%
Visa, Inc.	3.91%
Broadcom, Inc.	3.83%
Comcast Corp.	3.79%
Eli Lilly & Co.	3.67%
Mastercard, Inc.	3.22%
Home Depot, Inc.	3.10%
Total % of Top 10 Holdings	40.84%

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares
Shareholder Report [Line Items]
Fund Name	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Class Name	ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Trading Symbol	OUSM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF (the "Fund" or "OUSM") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ousm. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/ousm
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	$26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (12/29/2016)
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF - NAV	15.91%	24.84%	12.45%	9.34%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF - Market Price*	15.91%	24.83%	12.46%	9.35%
O'Shares U.S. Small Cap Quality Dividend Index**	16.21%	25.47%	13.00%	9.88%
Morningstar US Small-Cap Broad Value Extended Index	13.49%	23.33%	10.50%	6.73%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	13.85%

Performance Inception Date	Dec. 29, 2016
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 614,902,447
Holdings Count | shares	107
Advisory Fees Paid, Amount	$ 1,233,923
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$614,902,447
Number of Portfolio Holdings	107
Portfolio Turnover Rate# (%)	1%
Total Advisory Fees Paid# ($)	$1,233,923

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Williams-Sonoma, Inc.	3.42%
Dick's Sporting Goods, Inc.	2.40%
Tradeweb Markets, Inc.	2.20%
Owens Corning	2.19%
Texas Roadhouse, Inc.	2.16%
Juniper Networks, Inc.	2.15%
Encompass Health Corp.	2.14%
Chemed Corp.	1.91%
Organon & Co.	1.89%
Old Republic International Corp.	1.88%
Total % of Top 10 Holdings	22.34%
Sector Allocation**

Consumer Discretionary	22.98%
Financials	22.00%
Industrials	21.31%
Information Technology	10.34%
Health Care	10.07%
Consumer Staples	5.17%
Utilities	4.85%
Communication Services	3.17%
Money Market Fund	0.11%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Williams-Sonoma, Inc.	3.42%
Dick's Sporting Goods, Inc.	2.40%
Tradeweb Markets, Inc.	2.20%
Owens Corning	2.19%
Texas Roadhouse, Inc.	2.16%
Juniper Networks, Inc.	2.15%
Encompass Health Corp.	2.14%
Chemed Corp.	1.91%
Organon & Co.	1.89%
Old Republic International Corp.	1.88%
Total % of Top 10 Holdings	22.34%

ALPS | O'Shares Global Internet Giants ETF Shares
Shareholder Report [Line Items]
Fund Name	ALPS | O'Shares Global Internet Giants ETF
Class Name	ALPS | O'Shares Global Internet Giants ETF
Trading Symbol	OGIG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | O'Shares Global Internet Giants ETF (the "Fund" or "OGIG") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/ogig. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/ogig
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares Global Internet Giants ETF	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (06/04/2018)
ALPS | O'Shares Global Internet Giants ETF - NAV	7.48%	21.17%	9.60%	6.81%
ALPS | O'Shares Global Internet Giants ETF - Market Price*	7.53%	21.47%	9.64%	6.82%
O'Shares Global Internet Giants Index	7.75%	21.82%	10.17%	7.36%
NASDAQ 100 Index	16.69%	31.12%	22.09%	18.30%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	13.00%

Performance Inception Date	Jun. 04, 2018
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 127,950,809
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 343,196
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$127,950,809
Number of Portfolio Holdings	73
Portfolio Turnover Rate# (%)	24%
Total Advisory Fees Paid# ($)	$343,196

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Alphabet, Inc.	6.73%
Microsoft Corp.	6.31%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc.	5.66%
PDD Holdings, Inc.	3.30%
Meituan	1.96%
Full Truck Alliance Co., Ltd.	1.92%
MercadoLibre, Inc.	1.90%
Crowdstrike Holdings, Inc.	1.81%
ServiceNow, Inc.	1.79%
Total % of Top 10 Holdings	37.43%
Sector Allocation**

Information Technology	47.01%
Communication Services	25.44%
Consumer Discretionary	21.22%
Industrials	4.02%
Real Estate	1.35%
Health Care	0.72%
Money Market Fund	0.24%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Alphabet, Inc.	6.73%
Microsoft Corp.	6.31%
Amazon.com, Inc.	6.05%
Meta Platforms, Inc.	5.66%
PDD Holdings, Inc.	3.30%
Meituan	1.96%
Full Truck Alliance Co., Ltd.	1.92%
MercadoLibre, Inc.	1.90%
Crowdstrike Holdings, Inc.	1.81%
ServiceNow, Inc.	1.79%
Total % of Top 10 Holdings	37.43%

ALPS | O'Shares Europe Quality Dividend ETF Shares
Shareholder Report [Line Items]
Fund Name	ALPS | O'Shares Europe Quality Dividend ETF
Class Name	ALPS | O'Shares Europe Quality Dividend ETF
Trading Symbol	OEUR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | O'Shares Europe Quality Dividend ETF (the "Fund" or "OEUR") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/oeur. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/oeur
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | O'Shares Europe Quality Dividend ETF	$26	0.48%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark indexes. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (08/18/2015)
ALPS | O'Shares Europe Quality Dividend ETF - NAV	13.86%	17.12%	8.90%	5.36%
ALPS | O'Shares Europe Quality Dividend ETF - Market Price*	14.53%	17.37%	9.06%	5.44%
O'Shares Europe Quality Dividend Index**	13.99%	17.68%	9.43%	5.84%
EURO STOXX 50 Net Return USD Index	15.41%	23.28%	10.68%	6.57%
Morningstar Europe Index‡	14.54%	20.92%	9.04%	6.36%

Performance Inception Date	Aug. 18, 2015
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 40,265,097
Holdings Count | shares	51
Advisory Fees Paid, Amount	$ 89,579
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$40,265,097
Number of Portfolio Holdings	51
Portfolio Turnover Rate# (%)	4%
Total Advisory Fees Paid# ($)	$89,579

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Novo Nordisk A/S	5.02%
ASML Holding NV	4.56%
SAP SE	3.95%
Nestle SA	3.94%
Schneider Electric SE	3.79%
Novartis AG	3.68%
LVMH Moet Hennessy Louis Vuitton SE	3.68%
Siemens AG	3.50%
Allianz SE	3.23%
Roche Holding AG	3.18%
Total % of Top 10 Holdings	38.53%
Sector Allocation**

Industrials	27.66%
Health Care	16.49%
Consumer Staples	14.21%
Consumer Discretionary	12.45%
Financials	12.45%
Information Technology	8.52%
Utilities	4.46%
Communication Services	3.69%
Money Market Fund	0.07%
Total	100.00%
Country Exposure**

France	19.36%
Great Britain	19.07%
Switzerland	18.18%
Germany	15.53%
Netherlands	8.93%
Sweden	6.26%
Denmark	5.26%
Spain	4.41%
Ireland	1.65%
Finland	1.28%
Money Market Fund	0.07%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Novo Nordisk A/S	5.02%
ASML Holding NV	4.56%
SAP SE	3.95%
Nestle SA	3.94%
Schneider Electric SE	3.79%
Novartis AG	3.68%
LVMH Moet Hennessy Louis Vuitton SE	3.68%
Siemens AG	3.50%
Allianz SE	3.23%
Roche Holding AG	3.18%
Total % of Top 10 Holdings	38.53%

Barron's 400 ETF
Shareholder Report [Line Items]
Fund Name	Barron's 400SM ETF
Class Name	Barron's 400SM ETF
Trading Symbol	BFOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Barron's 400SM ETF (the "Fund" or "BFOR") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/bfor. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/bfor
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Barron's 400 ETF	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Indexes

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark indices. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (06/03/2013)
Barron's 400SM ETF - NAV	16.78%	29.72%	13.49%	9.27%	10.32%
Barron's 400SM ETF - Market Price*	16.78%	29.72%	13.52%	9.27%	10.32%
Barron's 400 IndexSM	17.16%	30.53%	14.24%	9.98%	11.04%
Bloomberg US 1000 Index‡	16.03%	28.05%	15.33%	12.36%	13.07%

Performance Inception Date	Jun. 03, 2013
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 140,522,203
Holdings Count | shares	400
Advisory Fees Paid, Amount	$ 448,311
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$140,522,203
Number of Portfolio Holdings	400
Portfolio Turnover Rate# (%)	44%
Total Advisory Fees Paid# ($)	$448,311

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Vistra Corp.	0.42%
First Solar, Inc.	0.41%
Abercrombie & Fitch Co.	0.36%
IES Holdings, Inc.	0.36%
Vertiv Holdings Co.	0.36%
Tenet Healthcare Corp.	0.34%
Teekay Tankers, Ltd., Class A	0.34%
AppLovin Corp.	0.33%
Boot Barn Holdings, Inc.	0.33%
UFP Technologies, Inc.	0.33%
Total % of Top 10 Holdings	3.58%
Sector Allocation**

Financials	20.52%
Industrials	18.37%
Consumer Discretionary	14.97%
Information Technology	13.27%
Health Care	10.15%
Energy	10.14%
Materials	4.30%
Consumer Staples	4.69%
Communication Services	2.03%
Utilities	1.19%
Real Estate	0.25%
Money Market Fund	0.12%
Total	100.00%

#	During the period.

**	as a % of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Vistra Corp.	0.42%
First Solar, Inc.	0.41%
Abercrombie & Fitch Co.	0.36%
IES Holdings, Inc.	0.36%
Vertiv Holdings Co.	0.36%
Tenet Healthcare Corp.	0.34%
Teekay Tankers, Ltd., Class A	0.34%
AppLovin Corp.	0.33%
Boot Barn Holdings, Inc.	0.33%
UFP Technologies, Inc.	0.33%
Total % of Top 10 Holdings	3.58%

Level Four Large Cap Growth Active ETF
Shareholder Report [Line Items]
Fund Name	Level Four Large Cap Growth Active ETF
Class Name	Level Four Large Cap Growth Active ETF
Trading Symbol	LGRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Level Four Large Cap Growth Active ETF (the "Fund" or "LGRO") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/lgro. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/lgro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Level Four Large Cap Growth Active ETF	$27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	6 Months	Since Inception (08/22/2023)
Level Four Large Cap Growth Active ETF - NAV	13.55%	19.64%
Level Four Large Cap Growth Active ETF - Market Price*	13.54%	19.72%
Bloomberg US 1000 Growth Index	17.01%	23.80%
Bloomberg US 1000 Index‡	16.03%	21.46%

Performance Inception Date	Aug. 22, 2023
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 78,441,802
Holdings Count | shares	49
Advisory Fees Paid, Amount	$ 193,238
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$78,441,802
Number of Portfolio Holdings	49
Portfolio Turnover Rate# (%)	6%
Total Advisory Fees Paid# ($)	$193,238

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Apple, Inc.	7.81%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.48%
Alphabet, Inc.	4.96%
NVIDIA Corp.	3.72%
Booking Holdings, Inc.	3.17%
Meta Platforms, Inc.	3.13%
BlackRock, Inc.	2.98%
Lam Research Corp.	2.97%
PayPal Holdings, Inc.	2.83%
Total % of Top 10 Holdings	42.81%
Sector Allocation**

Information Technology	40.05%
Consumer Discretionary	15.64%
Financials	13.88%
Communication Services	10.98%
Industrials	7.56%
Health Care	5.79%
Consumer Staples	1.86%
Energy	1.39%
Real Estate	0.93%
Money Market Fund	1.92%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Apple, Inc.	7.81%
Microsoft Corp.	5.76%
Amazon.com, Inc.	5.48%
Alphabet, Inc.	4.96%
NVIDIA Corp.	3.72%
Booking Holdings, Inc.	3.17%
Meta Platforms, Inc.	3.13%
BlackRock, Inc.	2.98%
Lam Research Corp.	2.97%
PayPal Holdings, Inc.	2.83%
Total % of Top 10 Holdings	42.81%

RiverFront Dynamic Core Income ETF
Shareholder Report [Line Items]
Fund Name	RiverFront Dynamic Core Income ETF
Class Name	RiverFront Dynamic Core Income ETF
Trading Symbol	RFCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RiverFront Dynamic Core Income ETF (the "Fund" or "RFCI") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfci. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/rfci
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Dynamic Core Income ETF	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (06/13/2016)
RiverFront Dynamic Core Income ETF - NAV	2.89%	3.47%	0.63%	1.14%
RiverFront Dynamic Core Income ETF - Market Price*	3.13%	3.51%	0.62%	1.16%
Bloomberg US Aggregate Bond Index‡	2.12%	1.31%	-0.17%	0.69%

Performance Inception Date	Jun. 13, 2016
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 24,829,701
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 65,522
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$24,829,701
Number of Portfolio Holdings	45
Portfolio Turnover Rate# (%)	13%
Total Advisory Fees Paid# ($)	$65,522

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**^

U.S. Treasury Bond 11/15/2043 4.75%	10.84%
Blue Owl Credit Income Corp. 01/15/2029 7.75%	4.17%
Kinetik Holdings LP 12/15/2028 6.63%	4.05%
U.S. Treasury Bond 11/15/2052 4.00%	4.04%
U.S. Treasury Bond 08/15/2029 6.13%	3.71%
General Motors Financial Co., Inc. 01/09/2033 6.40%	3.56%
Ingersoll Rand, Inc. 08/14/2033 5.70%	3.52%
Hyatt Hotels Corp. 04/23/2030 5.75%	3.50%
Concentrix Corp. 08/02/2033 6.85%	3.38%
Bank of America Corp. 5Y US TI + 3.23%	2.49%
Total % of Top 10 Holdings	43.26%
Sector Allocation**

Financials	28.56%
Government	20.14%
Consumer Discretionary	15.50%
Energy	8.54%
Utilities	8.44%
Technology	5.45%
Industrials	5.17%
Consumer Staples	1.83%
Health Care	1.34%
Communications	1.16%
Materials	0.97%
Money Market Fund	2.90%
Total	100.00%

#	During the period

**	% of Total Investments

^	Excludes Money Market Fund

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**^

U.S. Treasury Bond 11/15/2043 4.75%	10.84%
Blue Owl Credit Income Corp. 01/15/2029 7.75%	4.17%
Kinetik Holdings LP 12/15/2028 6.63%	4.05%
U.S. Treasury Bond 11/15/2052 4.00%	4.04%
U.S. Treasury Bond 08/15/2029 6.13%	3.71%
General Motors Financial Co., Inc. 01/09/2033 6.40%	3.56%
Ingersoll Rand, Inc. 08/14/2033 5.70%	3.52%
Hyatt Hotels Corp. 04/23/2030 5.75%	3.50%
Concentrix Corp. 08/02/2033 6.85%	3.38%
Bank of America Corp. 5Y US TI + 3.23%	2.49%
Total % of Top 10 Holdings	43.26%

RiverFront Dynamic US Dividend Advantage ETF
Shareholder Report [Line Items]
Fund Name	RiverFront Dynamic US Dividend Advantage ETF
Class Name	RiverFront Dynamic US Dividend Advantage ETF
Trading Symbol	RFDA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RiverFront Dynamic US Dividend Advantage ETF (the "Fund" or "RFDA") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rfda. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/rfda
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Dynamic US Dividend Advantage ETF	$28	0.52%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	Since Inception (06/06/2016)
RiverFront Dynamic US Dividend Advantage ETF - NAV	14.82%	22.71%	13.95%	11.91%
RiverFront Dynamic US Dividend Advantage ETF - Market Price*	14.87%	22.96%	13.95%	11.91%
S&P 500® Index‡	16.36%	28.19%	15.80%	14.20%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 76,109,932
Holdings Count | shares	73
Advisory Fees Paid, Amount	$ 195,064
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$76,109,932
Number of Portfolio Holdings	73
Portfolio Turnover Rate# (%)	4%
Total Advisory Fees Paid# ($)	$195,064

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

Microsoft Corp.	8.44%
NVIDIA Corp.	8.20%
Apple, Inc.	7.53%
Amazon.com, Inc.	4.05%
Alphabet, Inc.	3.47%
Exxon Mobil Corp.	2.47%
Equitrans Midstream Corp.	2.46%
Merck & Co., Inc.	2.12%
Booking Holdings, Inc.	2.12%
Antero Midstream Corp.	1.78%
Total % of Top 10 Holdings	42.64%
Sector Allocation**

Information Technology	28.93%
Financials	13.78%
Energy	12.68%
Consumer Discretionary	11.13%
Health Care	8.29%
Communication Services	6.22%
Real Estate	5.64%
Utilities	4.76%
Industrials	3.63%
Consumer Staples	3.42%
Materials	1.52%
Total	100.00%

#	During the period.

**	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

Microsoft Corp.	8.44%
NVIDIA Corp.	8.20%
Apple, Inc.	7.53%
Amazon.com, Inc.	4.05%
Alphabet, Inc.	3.47%
Exxon Mobil Corp.	2.47%
Equitrans Midstream Corp.	2.46%
Merck & Co., Inc.	2.12%
Booking Holdings, Inc.	2.12%
Antero Midstream Corp.	1.78%
Total % of Top 10 Holdings	42.64%

RiverFront Strategic Income Fund
Shareholder Report [Line Items]
Fund Name	RiverFront Strategic Income Fund
Class Name	RiverFront Strategic Income Fund
Trading Symbol	RIGS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about RiverFront Strategic Income Fund (the "Fund" or "RIGS") for the period of December 1, 2023 to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/rigs. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/rigs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
RiverFront Strategic Income Fund	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Performance (as of May 31, 2024)
	6 Months	1 Year	5 Year	10 Year	Since Inception (10/07/2013)
RiverFront Strategic Income Fund - NAV	2.83%	4.01%	1.68%	2.58%	2.97%
RiverFront Strategic Income Fund - Market Price*	3.06%	3.97%	1.51%	2.54%	2.96%
Bloomberg US Aggregate Bond Index‡	2.12%	1.31%	-0.17%	1.26%	1.53%

Performance Inception Date	Oct. 07, 2013
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 96,978,317
Holdings Count | shares	96
Advisory Fees Paid, Amount	$ 234,269
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$96,978,317
Number of Portfolio Holdings	96
Portfolio Turnover Rate# (%)	23%
Total Advisory Fees Paid# ($)	$234,269

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**^

U.S. Treasury Bond 11/15/2052 4.00%	7.42%
U.S. Treasury Bond 11/15/2043 4.75%	4.52%
U.S. Treasury Bond 08/15/2029 6.13%	2.53%
U.S. Treasury Note 07/31/2030 4.00%	1.95%
Concentrix Corp. 08/02/2028 6.60%	1.43%
T-Mobile USA, Inc. 02/01/2028 4.75%	1.39%
Goldman Sachs Group, Inc. 10/21/2025 4.25%	1.28%
Bank of America Corp. 10/22/2026 4.25%	1.27%
JPMorgan Chase & Co. 10/01/2027 4.25%	1.27%
Citigroup, Inc. 09/29/2027 4.45%	1.27%
Total % of Top 10 Holdings	24.33%
Sector Allocation**

Financials	25.64%
Government	16.18%
Consumer Discretionary	13.33%
Industrials	8.97%
Materials	8.59%
Energy	6.21%
Utilities	5.64%
Communications	5.06%
Health Care	3.19%
Technology	2.92%
Consumer Staples	2.75%
Money Market Fund	1.52%
Total	100.00%

#	During the period.

**	% of Total Investments

^	Excludes Money Market Fund

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**^

U.S. Treasury Bond 11/15/2052 4.00%	7.42%
U.S. Treasury Bond 11/15/2043 4.75%	4.52%
U.S. Treasury Bond 08/15/2029 6.13%	2.53%
U.S. Treasury Note 07/31/2030 4.00%	1.95%
Concentrix Corp. 08/02/2028 6.60%	1.43%
T-Mobile USA, Inc. 02/01/2028 4.75%	1.39%
Goldman Sachs Group, Inc. 10/21/2025 4.25%	1.28%
Bank of America Corp. 10/22/2026 4.25%	1.27%
JPMorgan Chase & Co. 10/01/2027 4.25%	1.27%
Citigroup, Inc. 09/29/2027 4.45%	1.27%
Total % of Top 10 Holdings	24.33%

ALPS | Smith Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	ALPS | Smith Core Plus Bond ETF
Class Name	ALPS | Smith Core Plus Bond ETF
Trading Symbol	SMTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ALPS | Smith Core Plus Bond ETF (the "Fund" or "SMTH") for the period of December 5, 2023 (inception) to May 31, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.alpsfunds.com/exchange-traded-funds/smth. You can also request this information by contacting us at 1-866-759-5679.
Additional Information Phone Number	1-866-759-5679
Additional Information Website	https://www.alpsfunds.com/exchange-traded-funds/smth
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
ALPS | Smith Core Plus Bond ETF	$29^	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM FOR THE PERIOD?
Comparison of change in value of a $10,000 investment in the Fund and the Index

The chart below compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund's benchmark index. Results include the reinvestment of all dividends and capital gains distributions. The Fund's past performance is not a good predictor of the Fund's future performance. The chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Fund Performance (as of May 31, 2024)
	1 Month	3 Months	Since Inception (12/05/2023)
ALPS | Smith Core Plus Bond ETF - NAV	1.48%	0.16%	3.03%
ALPS | Smith Core Plus Bond ETF - Market Price*	1.64%	0.32%	3.48%
Bloomberg US Aggregate Bond Index‡	1.70%	0.04%	0.94%

Performance Inception Date	Dec. 05, 2023
No Deduction of Taxes [Text Block]	The table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Net Assets	$ 732,204,178
Holdings Count | shares	465
Advisory Fees Paid, Amount	$ 1,162,246
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS?
Net Assets ($)	$732,204,178
Number of Portfolio Holdings	465
Portfolio Turnover Rate# (%)	89%
Total Advisory Fees Paid# ($)	$1,162,246

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?
Top Ten Holdings**

U.S. Treasury Note 10/31/2025 5.00%	5.11%
U.S. Treasury Bond 02/15/2044 4.50%	4.64%
U.S. Treasury Bond 05/15/2034 4.38%	4.58%
U.S. Treasury Note 04/30/2029 4.63%	4.55%
U.S. Treasury Bond 02/15/2054 4.25%	4.51%
U.S. Treasury Bond 05/15/2044 4.63%	4.06%
U.S. Treasury Note 09/30/2025 5.00%	4.01%
U.S. Treasury Note 11/30/2025 4.88%	3.94%
U.S. Treasury Note 08/31/2025 5.00%	3.76%
U.S. Treasury Bond 11/15/2053 4.75%	3.23%
Total % of Top 10 Holdings	42.40%
Sector Allocation**

Government	47.90%
Financials	12.53%
Mortgage Securities	11.86%
Energy	5.70%
Industrials	5.44%
Health Care	5.08%
Consumer Discretionary	5.03%
Utilities	1.76%
Consumer Staples	1.59%
Communications	1.07%
Technology	0.96%
Materials	0.65%
Money Market Fund	0.44%
Total	100.00%

#	During the period.

**	as a % of Total Investments

Holdings are subject to change

Largest Holdings [Text Block]
Top Ten Holdings**

U.S. Treasury Note 10/31/2025 5.00%	5.11%
U.S. Treasury Bond 02/15/2044 4.50%	4.64%
U.S. Treasury Bond 05/15/2034 4.38%	4.58%
U.S. Treasury Note 04/30/2029 4.63%	4.55%
U.S. Treasury Bond 02/15/2054 4.25%	4.51%
U.S. Treasury Bond 05/15/2044 4.63%	4.06%
U.S. Treasury Note 09/30/2025 5.00%	4.01%
U.S. Treasury Note 11/30/2025 4.88%	3.94%
U.S. Treasury Note 08/31/2025 5.00%	3.76%
U.S. Treasury Bond 11/15/2053 4.75%	3.23%
Total % of Top 10 Holdings	42.40%